Document and Entity Information	Mar. 01, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2022
Entity File Number	001-32316
Entity Registrant Name	B&G Foods, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3918742
Entity Address, Address Line One	Four Gatehall Drive
Entity Address, State or Province	NJ
Entity Address, City or Town	Parsippany
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	401-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001278027
Amendment Flag	false